Expense Example - Schwab Government Money Market ETF - Schwab Government Money Market ETF	May 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	$ 90